MARKETABLE SECURITIES AND WARRANTS (Details Narrative) - Wallbridge Mining Company Ltd [Member] - $ / shares		12 Months Ended
	Mar. 17, 2020	Dec. 31, 2018
Option Agreement [Member]
IfrsStatementLineItems [Line Items]
Initial consideration of marketable securities		500,000
Amended Agreement [Member]
IfrsStatementLineItems [Line Items]
Additional number of shares received	3,000,000
Warrant term	5 years
Amended Agreement [Member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrant shares	500,000
Warrant strike price	$ 1.00